Putnam International Equity Fund
The fund's portfolio
3/31/21 (Unaudited)

COMMON STOCKS (99.2%)(a)
	Shares	Value
Australia (2.0%)
BHP Billiton, Ltd.	491,053	$16,986,119

		16,986,119
Canada (1.1%)
Cenovus Energy, Inc.	1,205,200	9,053,146

		9,053,146
Denmark (3.2%)
A. P. Moeller-Maersck A/S	5,293	12,295,330
Orsted AS	89,340	14,429,327

		26,724,657
France (10.8%)
AXA SA	567,811	15,238,480
BNP Paribas SA(NON)	248,290	15,105,883
Compagnie De Saint-Gobain(NON)	281,413	16,606,256
Compagnie Generale des Etablissements Michelin SCA	59,826	8,955,662
Schneider Electric SA	127,312	19,446,167
Thales SA	167,470	16,638,337

		91,990,785
Germany (9.6%)
adidas AG(NON)	42,805	13,362,554
Auto1 Group SE 144A(NON)	198,498	11,254,846
Brenntag AG	172,220	14,702,862
Deutsche Boerse AG	90,826	15,092,701
HC Brillant Services GmbH (acquired various dates from 8/2/13 to 8/31/16, cost $20) (Private)(F)(RES)(NON)	30	26
Merck KGaA	84,317	14,416,492
Zalando SE(NON)	131,564	12,904,407

		81,733,888
Greece (0.9%)
OPAP SA	567,092	7,667,782

		7,667,782
Hong Kong (2.5%)
AIA Group, Ltd.	1,739,600	21,163,107

		21,163,107
India (1.8%)
Reliance Industries, Ltd. 144A	272,671	15,078,706

		15,078,706
Ireland (4.0%)
Bank of Ireland Group PLC(NON)	1,459,895	7,241,840
CRH PLC	272,619	12,778,421
Flutter Entertainment PLC	65,117	13,918,876

		33,939,137
Italy (3.2%)
Moncler SpA(NON)	208,548	11,951,854
Nexi SpA(NON)	896,576	15,645,050

		27,596,904
Japan (18.9%)
Asahi Group Holdings, Ltd.	378,400	16,022,668
GMO internet, Inc.	110,200	3,193,741
Hoya Corp.	107,800	12,696,775
Japan Exchange Group, Inc.	547,000	12,857,488
MinebeaMitsumi, Inc.	617,300	15,871,435
Nabtesco Corp.	267,300	12,287,360
PALTAC Corp.	202,400	10,973,522
Panasonic Corp.	604,000	7,803,443
Renesas Electronics Corp.(NON)	1,144,000	12,566,801
SBI Holdings, Inc.	403,600	10,983,238
Secom Co., Ltd.	144,200	12,174,817
Sony Corp.	204,600	21,540,584
Yamaha Motor Co., Ltd.	468,200	11,570,057

		160,541,929
Netherlands (3.3%)
Adyen NV(NON)	3,010	6,719,025
Akzo Nobel NV	105,519	11,790,150
QIAGEN NV(NON)	205,795	9,959,928

		28,469,103
Norway (1.0%)
DNB ASA	387,832	8,252,565

		8,252,565
Portugal (1.5%)
Energias de Portugal (EDP) SA	2,235,180	12,765,223

		12,765,223
Russia (1.3%)
Sberbank of Russia PJSC ADR	696,352	10,727,303

		10,727,303
South Korea (5.2%)
Hana Financial Group, Inc.	342,965	12,939,781
LG Chemical, Ltd.	16,115	11,521,206
Samsung Electronics Co., Ltd. (Preference)	214,313	13,865,643
SK Telecom Co., Ltd.	25,489	6,208,360

		44,534,990
Spain (1.8%)
CaixaBank SA	4,813,525	14,896,682

		14,896,682
Sweden (0.2%)
Fingerprint Cards AB Class B(NON)	554,167	1,849,666

		1,849,666
Switzerland (7.9%)
ABB, Ltd.	493,832	14,922,332
Coca-Cola HBC AG	502,190	15,992,562
Lonza Group AG	23,954	13,391,836
SIG Combibloc Group AG	544,824	12,601,018
UBS Group AG(NON)	679,363	10,519,470

		67,427,218
Taiwan (2.9%)
Lite-On Technology Corp.	3,024,000	6,687,518
Novatek Microelectronics Corp.	288,000	5,868,339
Taiwan Semiconductor Manufacturing Co., Ltd.	600,000	12,476,049

		25,031,906
United Arab Emirates (1.1%)
Network International Holdings PLC(NON)	1,575,187	8,981,537

		8,981,537
United Kingdom (12.3%)
Abcam PLC	451,918	8,666,121
Anglo American PLC	361,468	14,164,731
CNH Industrial NV(NON)	701,101	10,848,680
Diageo PLC	455,748	18,782,843
Kingfisher PLC(NON)	2,623,937	11,514,049
Liberty Global PLC Class C(NON)	647,500	16,537,150
Prudential PLC	810,523	17,213,336
Unilever PLC	127,359	7,106,258

		104,833,168
United States (2.7%)
Linde PLC	35,671	9,993,517
Otis Worldwide Corp.	185,800	12,718,015

		22,711,532

Total common stocks (cost $710,762,213)		$842,957,053

SHORT-TERM INVESTMENTS (0.9%)(a)
		Principal amount/ shares	Value
Putnam Short Term Investment Fund 0.09%(AFF)	Shares	2,116,642	$2,116,642
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.04%(P)	Shares	930,000	930,000
U.S. Treasury Bills 0.077%, 5/13/21(SEGSF)		$600,000	599,984
U.S. Treasury Bills 0.082%, 4/8/21(SEGSF)		100,000	100,000
U.S. Treasury Bills 0.086%, 5/6/21(SEGSF)		100,000	99,998
U.S. Treasury Bills 0.054%, 6/3/21(SEGSF)		500,000	499,985
U.S. Treasury Bills 0.038%, 6/10/21(SEGSF)		400,000	399,987
U.S. Treasury Cash Management Bills 0.039%, 6/1/21(SEGSF)		700,000	699,982
U.S. Treasury Cash Management Bills 0.033%, 6/29/21(SEGSF)		1,200,000	1,199,970
U.S. Treasury Cash Management Bills 0.011%, 7/6/21(SEGSF)		700,000	699,976
U.S. Treasury Cash Management Bills 0.019%, 7/27/21(SEGSF)		100,000	99,994

Total short-term investments (cost $7,446,335)			$7,446,518
TOTAL INVESTMENTS

Total investments (cost $718,208,548)			$850,403,571

	FORWARD CURRENCY CONTRACTS at 3/31/21 (aggregate face value $591,746,115) (Unaudited)
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
		Australian Dollar	Sell	4/21/21	$532,114	$553,851	$21,737
		British Pound	Buy	6/16/21	6,138,981	6,225,639	(86,658)
		Canadian Dollar	Sell	4/21/21	1,209,655	1,199,262	(10,393)
		Euro	Buy	6/16/21	3,393,003	3,438,199	(45,196)
		Japanese Yen	Buy	5/19/21	44,595,369	47,057,004	(2,461,635)
		Swedish Krona	Buy	6/16/21	2,895,577	2,950,808	(55,231)
	Barclays Bank PLC
		Canadian Dollar	Sell	4/21/21	3,358,641	3,330,516	(28,125)
		Euro	Sell	6/16/21	12,549,412	12,719,076	169,664
		Hong Kong Dollar	Buy	5/20/21	3,031,727	3,040,728	(9,001)
		Japanese Yen	Buy	5/19/21	465,115	493,701	(28,586)
		Swedish Krona	Buy	6/16/21	61,322	62,874	(1,552)
	Citibank, N.A.
		Australian Dollar	Buy	4/21/21	8,409,084	8,562,316	(153,232)
		British Pound	Sell	6/16/21	6,831,187	6,930,480	99,293
		Canadian Dollar	Buy	4/21/21	9,681,458	9,600,395	81,063
		Chinese Yuan (Offshore)	Sell	5/20/21	5,762,126	5,830,541	68,415
		Danish Krone	Sell	6/16/21	4,376,903	4,493,309	116,406
		Euro	Buy	6/16/21	6,142,051	6,224,655	(82,604)
		Hong Kong Dollar	Buy	5/20/21	3,335,399	3,344,219	(8,820)
		Japanese Yen	Buy	5/19/21	5,808,826	6,130,738	(321,912)
		New Zealand Dollar	Buy	4/21/21	40,018	41,588	(1,570)
		Swedish Krona	Buy	6/16/21	89,049	91,326	(2,277)
	Goldman Sachs International
		Australian Dollar	Sell	4/21/21	131,263	134,433	3,170
		British Pound	Buy	6/16/21	9,129,944	9,256,541	(126,597)
		Chinese Yuan (Offshore)	Sell	5/20/21	5,128,301	5,189,485	61,184
		Euro	Buy	6/16/21	3,422,952	3,468,698	(45,746)
		Japanese Yen	Sell	5/19/21	4,839,128	5,119,087	279,959
	HSBC Bank USA, National Association
		Australian Dollar	Buy	4/21/21	8,132,810	8,337,596	(204,786)
		British Pound	Buy	6/16/21	31,129,123	31,556,887	(427,764)
		Chinese Yuan (Offshore)	Buy	5/20/21	689,289	697,517	(8,228)
		Euro	Buy	6/16/21	2,193,061	2,222,063	(29,002)
		Hong Kong Dollar	Buy	5/20/21	2,023,840	2,029,792	(5,952)
		Japanese Yen	Sell	5/19/21	4,195,457	4,349,577	154,120
		Swedish Krona	Buy	6/16/21	48,936	50,203	(1,267)
		Swiss Franc	Buy	6/16/21	2,858,188	2,906,150	(47,962)
	JPMorgan Chase Bank N.A.
		Australian Dollar	Buy	4/21/21	4,607,863	4,724,383	(116,520)
		British Pound	Buy	6/16/21	3,915,512	3,906,307	9,205
		Canadian Dollar	Sell	4/21/21	3,066,592	3,041,391	(25,201)
		Euro	Buy	6/16/21	20,503,884	20,780,408	(276,524)
		Hong Kong Dollar	Sell	5/20/21	89,899	90,163	264
		Japanese Yen	Sell	5/19/21	7,996,708	8,438,265	441,557
		New Zealand Dollar	Buy	4/21/21	1,712,233	1,779,839	(67,606)
		Norwegian Krone	Buy	6/16/21	129,515	130,053	(538)
		Singapore Dollar	Buy	5/19/21	8,749,839	8,830,127	(80,288)
		South Korean Won	Sell	5/20/21	42,339,326	42,870,751	531,425
		Swedish Krona	Buy	6/16/21	9,584,222	9,827,087	(242,865)
	Morgan Stanley & Co. International PLC
		Australian Dollar	Buy	4/21/21	96,244	98,660	(2,416)
		British Pound	Buy	6/16/21	6,453,783	6,541,884	(88,101)
		Canadian Dollar	Sell	4/21/21	6,137,084	6,092,492	(44,592)
		Euro	Sell	6/16/21	10,334,859	10,471,615	136,756
		Japanese Yen	Sell	5/19/21	6,437,099	6,748,021	310,922
		New Zealand Dollar	Buy	4/21/21	1,334,127	1,373,662	(39,535)
		Norwegian Krone	Sell	6/16/21	2,595,973	2,606,106	10,133
		Swedish Krona	Buy	6/16/21	88,809	91,080	(2,271)
		Swiss Franc	Buy	6/16/21	8,921,105	9,193,631	(272,526)
	NatWest Markets PLC
		Australian Dollar	Sell	4/21/21	2,611,730	2,677,687	65,957
		British Pound	Buy	6/16/21	248,477	252,161	(3,684)
		Canadian Dollar	Sell	4/21/21	6,549,056	6,524,079	(24,977)
		Euro	Sell	6/16/21	11,589,647	11,752,346	162,699
		Hong Kong Dollar	Sell	5/20/21	2,358,323	2,365,269	6,946
		Japanese Yen	Sell	5/19/21	5,024,749	5,302,384	277,635
		Swedish Krona	Buy	6/16/21	7,406,298	7,594,924	(188,626)
		Swiss Franc	Sell	6/16/21	1,646,305	1,703,622	57,317
	State Street Bank and Trust Co.
		Australian Dollar	Sell	4/21/21	2,093,593	2,128,567	34,974
		British Pound	Buy	6/16/21	181,324	180,178	1,146
		Canadian Dollar	Buy	4/21/21	5,018,863	4,959,215	59,648
		Chinese Yuan (Offshore)	Buy	5/20/21	13,285,166	13,442,243	(157,077)
		Euro	Sell	6/16/21	24,531,209	24,840,454	309,245
		Hong Kong Dollar	Buy	5/20/21	71,168	71,374	(206)
		Israeli Shekel	Buy	4/21/21	5,070,042	5,338,705	(268,663)
		Japanese Yen	Buy	5/19/21	15,513,511	16,370,252	(856,741)
		New Zealand Dollar	Buy	4/21/21	45,605	47,397	(1,792)
		Swedish Krona	Buy	6/16/21	72,138	73,965	(1,827)
	Toronto-Dominion Bank
		British Pound	Buy	6/16/21	2,745,381	2,783,030	(37,649)
		Canadian Dollar	Sell	4/21/21	8,418,168	8,344,982	(73,186)
		Euro	Sell	6/16/21	3,765,657	3,816,651	50,994
	UBS AG
		Australian Dollar	Sell	4/21/21	2,136,814	2,190,849	54,035
		British Pound	Sell	6/16/21	16,298,686	16,523,731	225,045
		Canadian Dollar	Buy	4/21/21	9,672,944	9,594,336	78,608
		Chinese Yuan (Offshore)	Buy	5/20/21	120,370	121,818	(1,448)
		Euro	Sell	6/16/21	22,023,512	22,278,382	254,870
		Hong Kong Dollar	Buy	5/20/21	746,708	748,739	(2,031)
		Japanese Yen	Buy	5/19/21	4,775,319	4,957,509	(182,190)
		Norwegian Krone	Buy	6/16/21	42,427	42,587	(160)
		Swedish Krona	Buy	6/16/21	4,433,554	4,547,762	(114,208)
		Swiss Franc	Buy	6/16/21	163,358	168,353	(4,995)
	WestPac Banking Corp.
		Australian Dollar	Buy	4/21/21	10,164,721	10,421,156	(256,435)
		British Pound	Sell	6/16/21	21,746,289	22,070,509	324,220
		Canadian Dollar	Sell	4/21/21	5,301,999	5,256,236	(45,763)
		Euro	Buy	6/16/21	15,354,012	15,514,929	(160,917)
		Japanese Yen	Buy	5/19/21	1,387,950	1,464,555	(76,605)

	Unrealized appreciation						4,458,612

	Unrealized (depreciation)						(7,912,259)

	Total						$(3,453,647)
*	The exchange currency for all contracts listed is the United States Dollar.

	Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank.
PJSC	Public Joint Stock Company
	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from July 1, 2020 through March 31, 2021 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $850,126,620.
(NON)	This security is non-income-producing.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $26, or less than 0.1% of net assets.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 6/30/20	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 3/31/21
	Short-term investments
	Putnam Cash Collateral Pool, LLC*#	$—	$33,194,355	$33,194,355	$229	$—
	Putnam Short Term Investment Fund**	10,152,274	217,370,026	225,405,658	15,106	2,116,642

	Total Short-term investments	$10,152,274	$250,564,381	$258,600,013	$15,335	$2,116,642
	* No management fees are charged to Putnam Cash Collateral Pool, LLC. There were no realized or unrealized gains or losses during the period.
	# The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. At the beginning and the close of the reporting period, there were no securities out on loan.
	** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $4,304,800.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
	At the close of the reporting period, the fund maintained liquid assets totaling $4,473,217 to cover certain derivative contracts.
	Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Financials	20.3%
	Industrials	18.6
	Consumer discretionary	16.9
	Materials	10.6
	Information technology	10.3
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less are valued using an independent pricing service approved by the Trustees, and are classified as Level 2 securities.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $4,570,089 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $4,304,800 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks:
Australia	$—	$16,986,119	$—
Canada	9,053,146	—	—
Denmark	26,724,657	—	—
France	91,990,785	—	—
Germany	81,733,862	—	26
Greece	7,667,782	—	—
Hong Kong	—	21,163,107	—
India	15,078,706	—	—
Ireland	33,939,137	—	—
Italy	27,596,904	—	—
Japan	—	160,541,929	—
Netherlands	28,469,103	—	—
Norway	8,252,565	—	—
Portugal	12,765,223	—	—
Russia	10,727,303	—	—
South Korea	—	44,534,990	—
Spain	14,896,682	—	—
Sweden	1,849,666	—	—
Switzerland	67,427,218	—	—
Taiwan	—	25,031,906	—
United Arab Emirates	8,981,537	—	—
United Kingdom	104,833,168	—	—
United States	22,711,532	—	—

Total common stocks	574,698,976	268,258,051	26
Short-term investments	930,000	6,516,518	—

Totals by level	$575,628,976	$274,774,569	$26
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$(3,453,647)	$—

Totals by level	$—	$(3,453,647)	$—
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Forward currency contracts (contract amount)	$611,700,000
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com